OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Non-Current Assets

	Notes	December 31, 2017	December 31, 2016
Net loan receivable from related party	36	$36.3	$31.3
Marketable securities and warrants	21(a)	24.2	21.7
Advances for the purchase of capital equipment		19.9	19.9
Bond fund investments	21(a)	1.9	5.9
Royalty interests		5.6	5.6
Long-term prepayment[1]		4.9	—
Derivatives		4.4	4.1
Other		5.5	5.2
		$102.7	$93.7

1
On March 6, 2017, the Company signed an agreement with a third-party for the construction of a solar power plant to deliver power to the Essakane mine for a period of 15 years upon completion of construction, expected in March 2018. During 2017, the Company prepaid $4.9 million to the third-party in connection with the agreement. The agreement may be terminated by either party if certain conditions are not met. Upon completion of construction of the solar power plant, the Company will account for this arrangement as a finance lease.